Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Balance	$ 1,139,426
Balance	1,230,049	$ 1,139,426
Cost
Property Plant And Equipment [Line Items]
Balance	1,358,348	1,194,603
Additions	147,840	163,745
Balance	1,506,188	1,358,348
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(218,922)	(168,450)
Additions	(57,217)	(50,472)
Balance	(276,139)	(218,922)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,139,426	1,026,153
Additions	90,623	113,273
Balance	$ 1,230,049	$ 1,139,426